Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
36.	COMMITMENTS

The Group has certain contractual commitments to purchase slag which are effective until 2022. The estimated undiscounted future cash flows amount to approximately 616.6 million between 2018 and 2022. In addition, the Company has contractual commitment to purchase limestone for an average amount of 2.5 million until 2025.

The Company has also signed several contracts for the provision of natural gas, assuming firm commitments for a total amount of 394, 209 and 27 million payable during the 2018, 2019 and 2020, respectively.

Additionally, the Company has entered into agreements with some electricity suppliers for a total amount of 109.9 and 89 million for 2018 and 2019 and 87 million to be annually paid between 2020 and 2037. This last commitment represents less than the 10% of the electrical energy consumption for the 2017.

Due to the agreement signed with Sinoma International Engineering Co. Ltd. (Note 37), the Company has committed amounting to 2,167,648,300 plus u$s 107,414,700 plus Euros 41,574,600). Since the commitments denominated in pesos are adjusted based in a adjustment formula, the total commitment as of December 31, 2017 amounts to 2,397,552,260.